Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2019
Restriction on Cash and Due From Banks
Restriction on Cash and Due From Banks

Note 2:   Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2019 and 2018, was $5.8 million and $2.7 million, respectively.